Accounts Receivable (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Accounts receivable, gross	$ 32,011,536	$ 32,564,827
Less: allowance for doubtful accounts
Accounts receivable	$ 32,011,536	$ 32,564,827